UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: May 31

Date of reporting period: October 31, 2008

Item 1. Proxy Voting Record.

Name of Fund:	Seascape Focus Growth Fund
Period:	July 1, 2008 - October 31, 2008

Company Name	Meeting Date	CUSIP	Ticker

CHECK POINT SOFTWARE	09/04/08	M22465104	CHKP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTORS	Issuer

For		GIL SHWED, MARIUS NACHT, HERRY UNGERMAN, DAN PROPPER, DAVID RUBNER, TAL SHAVIT

For	For	2A. RE-ELECTION OF OUTSIDE DIRECTOR: IRWIN FEDERMAN

For	For	2B. RE-ELECTION OF OUTSIDE DIRECTOR: RAY ROTHROCK

For	For	3. TO RATIFY THE APPOINTMENT AND COMPENSATION OF CHECK POINT'S INDEPENDENT PUBLIC ACCOUNTANTS

For	For	4. TO APPROVE COMPENSATION TO CHECK POINT'S CHIEF EXECUTIVE OFFICER WHO IS ALSO THE CHAIRMAN OF THE BOARD

Company Name	Meeting Date	CUSIP	Ticker

FORDING CANADIAN COAL	09/30/2008	345425102	FDG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	THE SPECIAL RESOLUTION, SUBSTANTIALLY IN	Issuer
THE FORM OF THE ARRANGEMENT RESOLUTION
SET FORTH IN APPENDIX A TO THE CIRCULAR,
APPROVING, AMONG OTHER THINGS, THE
ARRANGEMENT UNDER SECTION 193 OF THE
BUSINESS CORPORATIONS ACT (ALBERTA)
INVOLVING, AMONG OTHER THINGS, THE
ACQUISITION BY TECK COMINCO LIMITED OF
ALL OF THE ASSETS AND ASSUMPTION OF ALL
THE LIBILITIES OF FORDING, ALL AS MORE
FULLY SET FORTH IN THE CIRCULAR

Company Name	Meeting Date	CUSIP	Ticker

RPM INTL INC	10/10/2008	749685103	RPM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTORS	Issuer

For		Nominee 1
For		Nominee 2
For		Nominee 3
For		Nominee 4

For	For	2. RATIFY THE APPOINTMENT OF ERNST & YOUNG AS RPM'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING MAY 31, 2009

Company Name	Meeting Date	CUSIP	Ticker

SATYAM COMPUTER	08/26/2008	804098101	SAY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	O1A. TO RECEIVE, CONSIDER AND ADOPT: THE AUDITED BALANCE SHEET AS OF MARCH 31, 2008	Issuer

For	For	O1B. TO RECEIVE, CONSIDER AND ADOPT: THE AUDITED PROFIT AND LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE

For	For	O1C. TO RECEIVE, CONSIDER AND ADOPT: THE AUDITORS' REPORT, THEREON

For	For	O1D. TO RECEIVE, CONSIDER AND ADOPT: THE DIRECTOR'S REPORT

For	For	O2. TO DECLARE DIVIDEND ON EQUITY SHARES

For	For	O3. APPROVAL TO REAPPOINT PROF. M. RAMMOHAN RAO, AS DIRECTOR

For	For	O4. APPROVAL TO REAPPOINT MR. VINOD K. DHAM, AS DIRECTOR

For	For	O5. APPROVAL TO APPOINT M/S PRICE WATERHOUSE AS AUDITORS OF THE COMPANY, AND TO FIX THEIR REMUNERATION.

For	For	S6. RESOLVED THAT MR. B. RAMALINGA RAJU, IS REAPPOINTED AS CHAIRMAN AND DIRECTOR OF THE COMPANY FOR A FURTHER PERIOD OF FIVE YEARS

For	For	S7. RESOLVED THAT MR. B. RAMA RAJU, IS REAPPOINTED AS MANAGING DIRECTOR OF THE COMPANY FOR A FURTHER PERIOD OF FIVE YEARS

For	For	S8. RESOLVED THAT THE CONSENT OF THE COMPANY BE AND IS HEREBY ACCORDED FOR THE PAYMENT OF REMUNERATION TO THE DIRECTORS

Company Name	Meeting Date	CUSIP	Ticker

WESTERN DIGITAL CORP	11/05/2008	958102105	WDC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTORS	Issuer

For		Nominee 1A
For		Nominee 1B
For		Nominee 1C
For		Nominee 1D
For		Nominee 1E
For		Nominee 1F
For		Nominee 1G
For		Nominee 1H
For		Nominee 1I
For		Nominee 1J

For	For	2. TO APPROVE AN AMENDMENT TO THE COMPANY'S 2005 EMPLOYEE STOCK PURCHASE PLAN THAT WOULD INCREASE BY 8,000,000 THE NUMBER OF SHARES OF COMMON STOCK AVAILABLE FOR ISSUANCE UNDER THE PLAN

For	For	3. RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR WESTERN DIGITAL CORPORATION FOR THE FISCAL YEAR ENDING JULY 3, 2009

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
 John Buckel
 Vice President/Treasurer

Date    3/30/09